                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02258
                                                      ---------

                           Eaton Vance Series Trust II
                           ---------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT OCTOBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE
INCOME
FUND
OF
BOSTON

[GRAPHIC IMAGE]

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30 without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund

   PERFORMANCE FOR THE PERIOD

- The Fund's Class A shares had a total return of 1.78% during the period from September 30, 2004 through October 31, 2004.(1) This return resulted from an increase in net asset value per share (NAV) to $6.44 on October 31, 2004 from $6.37 on September 30, 2004, and the reinvestment of $0.043 in dividends. The Fund's fiscal year-end has changed from September 30 to October 31.

- The Fund's Class B shares had a total return of 1.80% during the period from September 30, 2004 through October 31, 2004.(1) This return resulted from an increase in NAV to $11.14 on October 31, 2004 from $11.01 on September 30, 2004, and the reinvestment of $0.068 in dividends.

- The Fund's Class C shares had a total return of 1.79% during the period from September 30, 2004 through October 31, 2004.(1) This return resulted from an increase in NAV to $11.20 on October 31, 2004 from $11.07 on September 30, 2004, and the reinvestment of $0.068 in dividends.

- The Fund's Class I shares had a total return of 1.88% during the period from September 30, 2004 through October 31, 2004.(1) This return resulted from an increase in NAV to $7.67 on October 31, 2004 from $7.58 on September 30, 2004, and the reinvestment of $0.053 in dividends.

- The Fund's Class R shares had a total return of 1.77% during the period from September 30, 2004 through October 31, 2004.(1) This return resulted from an increase in NAV to $9.99 on October 31, 2004 from $9.88 on September 30, 2004, and the reinvestment of $0.065 in dividends.

- In comparison, the Merrill Lynch U.S. High Yield Master II Index had a return of 1.93% during the period from September 30, 2004 through October 31, 2004.(2)

- Based on the Fund's most recent dividends and NAVs on October 31, 2004 of $6.44 per share for Class A, $11.14 for Class B, $11.20 for Class C, $7.67 for Class I and $9.99 for Class R, the Fund's distribution rates were 7.90%, 7.16%, 7.16%, 8.14% and 7.66%, respectively.(3) The SEC 30-day yields for Class A, Class B, Class C, Class I and Class R shares were 6.21%, 5.77%, 5.77%, 6.77% and 6.24%, respectively.(4)

   RECENT FUND DEVELOPMENTS

- While continuing to focus primarily on the B-rated segment of the high-yield market, managment positioned the Portfolio somewhat more defensively over the last twelve months through a lower duration, a larger cash position and a more conservative credit posture. In contrast to last year, the Portfolio focused less on bonds of companies involved in turnaround situations. Management focused instead on B-rated bonds that it believes may be positioned for an upgrade. The Portfolio's average duration at October 31, 2004 was 3.3 years. Duration is a measure of the Fund's sensitivity to changes in interest rates.

- The Portfolio had significant investments in the wireless communications services at October 31, 2004. Having completed the construction of their networks, many wireless companies have enjoyed strong cash flow from a large subscriber base and, in many cases, have been able to reduce debt significantly and strengthen their balance sheets.

- The Portfolio's investments in the chemical sector have fared well. Many of these companies have products that are used in industrial processes. As a result, they are leveraged to a turnaround in the broader cyclical economy and could benefit from increased demand from an upturn in manufacturing.

- The Portfolio had investments that have benefited from merger and acquisition activity, with several of its bonds having been called at a premium. In addition, the Portfolio benefited from premium calls of bonds for the purpose of refinancing high-coupon debt with lower-coupon debt.

- The Portfolio was underweighted in the energy sector, a position that has limited performance. The energy sector has performed very well in the wake of sharply higher oil prices and increased drilling activity.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, PERFORMANCE WOULD BE REDUCED. CLASS I AND CLASS R HAVE NO SALES CHARGE. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED DAILY BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004

PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund's Class A shares with that of the Merrill Lynch U.S. High Yield Master II Index, an unmanaged market index of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in Class A of the Fund and in the Merrill Lynch U.S. High Yield Master II Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE(1)                         CLASS A   CLASS B    CLASS C    CLASS I    CLASS R
--------------------------------------------------------------------------------------------
Average Annual
 Total Returns (at net asset value)

One Year                                 11.63%     10.79%    10.78%     11.86%      N.A.
Five Years                                5.68       N.A.      N.A.       5.93       N.A.
Ten Years                                 8.33       N.A.      N.A.       N.A.       N.A.
Life of Fund+                             9.41      13.80     14.03       5.58       6.73

SEC Average Annual
 Total Returns (including sales charge or applicable CDSC)

One Year                                  6.38%      5.79%     9.78%     11.86%      N.A.
Five Years                                4.65       N.A.      N.A.       5.93       N.A.
Ten Years                                 7.81       N.A.      N.A.       N.A.       N.A.
Life of Fund+                             9.25      12.37     14.03       5.58       6.73

+ Inception Dates - Class A: 6/15/72; Class B: 6/20/02; Class C:6/21/02; Class I: 7/1/99; Class R: 1/5/04

     (1) AVERAGE ANNUAL TOTAL RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B OR CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, PERFORMANCE WOULD BE REDUCED. CLASS I AND CLASS R SHARES DO NOT HAVE A SALES CHARGE. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING
          SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS A, CLASS I AND CLASS R SHARES REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF SETTLEMENT OF PURCHASE ARE SUBJECT TO A 1% REDEMPTION FEE.

[CHART]

PORTFOLIO CREDIT QUALITY RATINGS(2)

AAA               6.2%
A                 0.3%
BBB               0.3%
BB                7.8%
B                58.7%
CCC              19.0%
NON-RATED         6.1%
OTHER             1.6%

     (2) Credit Quality ratings are those provided by Standard & Poor's, a nationally recognized bond rating service, and are as of October 31, 2004. Holdings subject to change due to active management.


[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INCOME FUND OF BOSTON, CLASS A VS. THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX.*

                       October 31, 1994 - October 31, 2004

                            INCOME FUND OF BOSTON- A
                                    6/15/1972

                 EATON VANCE INCOME     FUND, INCLUDING MAXIMUM   MERRILL LYNCH U.S. HIGH YIELD
  DATE        FUND OF BOSTON, CLASS A         SALES CHARGE               MASTER II INDEX
-----------------------------------------------------------------------------------------------
10/31/1994    $                10,000   $                 9,525   $                      10,000
11/30/1994                      9,881                     9,413                           9,914
12/31/1994                      9,944                     9,472                          10,018
 1/31/1995                     10,033                     9,557                          10,159
 2/28/1995                     10,271                     9,785                          10,485
 3/31/1995                     10,323                     9,834                          10,626
 4/30/1995                     10,611                    10,108                          10,901
 5/31/1995                     10,880                    10,365                          11,238
 6/30/1995                     10,892                    10,375                          11,313
 7/31/1995                     11,084                    10,558                          11,461
 8/31/1995                     11,043                    10,520                          11,521
 9/30/1995                     11,110                    10,584                          11,657
10/31/1995                     11,167                    10,638                          11,753
11/30/1995                     11,278                    10,743                          11,870
12/31/1995                     11,464                    10,921                          12,068
 1/31/1996                     11,677                    11,124                          12,270
 2/29/1996                     11,872                    11,309                          12,308
 3/31/1996                     11,796                    11,237                          12,257
 4/30/1996                     11,878                    11,315                          12,274
 5/31/1996                     12,010                    11,440                          12,363
 6/30/1996                     12,019                    11,449                          12,418
 7/31/1996                     12,105                    11,532                          12,494
 8/31/1996                     12,300                    11,717                          12,649
 9/30/1996                     12,600                    12,003                          12,943
10/31/1996                     12,643                    12,043                          13,056
11/30/1996                     12,854                    12,245                          13,318
12/31/1996                     13,039                    12,421                          13,429
 1/31/1997                     13,194                    12,569                          13,529
 2/28/1997                     13,436                    12,800                          13,737
 3/31/1997                     13,158                    12,534                          13,548
 4/30/1997                     13,309                    12,679                          13,722
 5/31/1997                     13,679                    13,031                          14,011
 6/30/1997                     13,965                    13,304                          14,228
 7/31/1997                     14,374                    13,693                          14,605
 8/31/1997                     14,467                    13,781                          14,587
 9/30/1997                     14,827                    14,125                          14,850
10/31/1997                     14,819                    14,117                          14,925
11/30/1997                     14,928                    14,220                          15,065
12/31/1997                     15,161                    14,443                          15,210
 1/31/1998                     15,554                    14,817                          15,452
 2/28/1998                     15,745                    14,999                          15,515
 3/31/1998                     16,021                    15,261                          15,662
 4/30/1998                     16,099                    15,336                          15,730
 5/31/1998                     16,114                    15,350                          15,824
 6/30/1998                     16,142                    15,377                          15,906
 7/31/1998                     16,248                    15,478                          16,007
 8/31/1998                     14,998                    14,287                          15,199
 9/30/1998                     14,972                    14,263                          15,239
10/31/1998                     14,577                    13,886                          14,913
11/30/1998                     15,585                    14,847                          15,687
12/31/1998                     15,601                    14,862                          15,659
 1/31/1999                     15,999                    15,241                          15,870
 2/28/1999                     16,176                    15,409                          15,762
 3/31/1999                     16,541                    15,757                          15,946
 4/30/1999                     17,023                    16,216                          16,237
 5/31/1999                     16,822                    16,025                          16,088
 6/30/1999                     16,834                    16,036                          16,049
 7/31/1999                     16,953                    16,150                          16,070
 8/31/1999                     16,810                    16,014                          15,900
 9/30/1999                     16,764                    15,970                          15,837
10/31/1999                     16,886                    16,086                          15,751
11/30/1999                     17,253                    16,436                          15,956
12/31/1999                     17,503                    16,673                          16,052
 1/31/2000                     17,775                    16,933                          15,991
 2/29/2000                     18,210                    17,347                          16,025
 3/31/2000                     17,973                    17,122                          15,790
 4/30/2000                     17,924                    17,074                          15,790
 5/31/2000                     17,683                    16,845                          15,592
 6/30/2000                     17,941                    17,091                          15,892
 7/31/2000                     17,877                    17,030                          15,978
 8/31/2000                     18,013                    17,159                          16,135
 9/30/2000                     17,605                    16,770                          15,995
10/31/2000                     16,835                    16,037                          15,486
11/30/2000                     15,708                    14,963                          14,892
12/31/2000                     16,169                    15,402                          15,231
 1/31/2001                     17,372                    16,549                          16,195
 2/28/2001                     17,382                    16,558                          16,441
 3/31/2001                     16,688                    15,897                          16,112
 4/30/2001                     16,514                    15,731                          15,893
 5/31/2001                     16,661                    15,871                          16,172
 6/30/2001                     16,007                    15,249                          15,746
 7/31/2001                     16,002                    15,244                          16,002
 8/31/2001                     16,148                    15,382                          16,128
 9/30/2001                     15,065                    14,351                          15,014
10/31/2001                     15,687                    14,943                          15,494
11/30/2001                     16,257                    15,487                          16,039
12/31/2001                     16,146                    15,381                          15,913
 1/31/2002                     16,272                    15,501                          16,001
 2/28/2002                     15,941                    15,185                          15,790
 3/31/2002                     16,269                    15,498                          16,188
 4/30/2002                     16,459                    15,679                          16,448
 5/31/2002                     16,353                    15,578                          16,322
 6/30/2002                     15,705                    14,961                          15,059
 7/31/2002                     15,336                    14,610                          14,474
 8/31/2002                     15,500                    14,765                          14,836
 9/30/2002                     15,319                    14,593                          14,605
10/31/2002                     15,170                    14,451                          14,482
11/30/2002                     15,854                    15,103                          15,387
12/31/2002                     16,080                    15,318                          15,611
 1/31/2003                     16,363                    15,588                          16,080
 2/28/2003                     16,576                    15,791                          16,296
 3/31/2003                     17,044                    16,236                          16,726
 4/30/2003                     17,933                    17,083                          17,699
 5/31/2003                     18,074                    17,218                          17,902
 6/30/2003                     18,701                    17,815                          18,403
 7/31/2003                     18,597                    17,716                          18,153
 8/31/2003                     18,897                    18,001                          18,385
 9/30/2003                     19,382                    18,463                          18,884
10/31/2003                     19,938                    18,994                          19,276
11/30/2003                     20,240                    19,281                          19,542
12/31/2003                     20,804                    19,818                          20,006
 1/31/2004                     21,243                    20,236                          20,329
 2/29/2004                     21,155                    20,152                          20,307
 3/31/2004                     21,174                    20,170                          20,442
 4/30/2004                     21,253                    20,246                          20,307
 5/31/2004                     20,908                    19,917                          19,988
 6/30/2004                     21,223                    20,217                          20,278
 7/31/2004                     21,303                    20,294                          20,552
 8/31/2004                     21,588                    20,565                          20,925
 9/30/2004                     21,870                    20,833                          21,217
10/31/2004                     22,258                    21,203                          21,626

*    SOURCES: THOMSON FINANCIAL; BLOOMBERG, L.P.

     INVESTMENT OPERATIONS COMMENCED 6/15/72. A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS B SHARES ON 6/20/02 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $13,585 ON OCTOBER 31, 2004; $13,185, INCLUDING CDSC. AN INVESTMENT IN THE FUND'S CLASS C SHARES ON 6/21/02 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $13,651 ON OCTOBER 31, 2004. AN INVESTMENT IN THE FUND'S CLASS I SHARES ON 7/1/99 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $13,365 ON OCTOBER 31, 2004. AN INVESTMENT IN THE FUND'S CLASS R SHARES ON 1/5/04 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $10,673 ON OCTOBER 31, 2004. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 - October 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        EATON VANCE INCOME FUND OF BOSTON

                                  BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE  EXPENSES PAID DURING PERIOD*
                                         (5/1/04)               (10/31/04)            (5/1/04-10/31/04)
-------------------------------------------------------------------------------------------------------------
Actual
Class A                                 $   1,000.00            $   1,047.30            $       5.51
Class B                                 $   1,000.00            $   1,044.10            $       9.30
Class C                                 $   1,000.00            $   1,045.00            $       9.30
Class I                                 $   1,000.00            $   1,049.20            $       4.17
Class R                                 $   1,000.00            $   1,046.30            $       6.79

Hypothetical
(5% return before expenses)
Class A                                 $   1,000.00            $   1,019.80            $       5.43
Class B                                 $   1,000.00            $   1,016.00            $       9.17
Class C                                 $   1,000.00            $   1,016.00            $       9.17
Class I                                 $   1,000.00            $   1,021.10            $       4.12
Class R                                 $   1,000.00            $   1,018.50            $       6.70

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.81% for Class B shares, 1.81% for Class C shares, 0.81% for Class I shares and 1.32% for Class R shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2004. The example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investment in Boston Income Portfolio, at value
   (identified cost, $1,625,666,397)                                               $    1,719,431,420
Receivable for Fund shares sold                                                             6,900,002
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    1,726,331,422
-----------------------------------------------------------------------------------------------------
LIABILITIES

Payable for Fund shares redeemed                                                   $        4,886,897
Dividends payable                                                                           4,456,955
Payable to affiliate for distribution and service fees                                        330,987
Payable to affiliate for Trustees' fees                                                           220
Accrued expenses                                                                              411,026
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       10,086,085
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    1,716,245,337
-----------------------------------------------------------------------------------------------------
SOURCES OF NET ASSETS

Paid-in capital                                                                    $    1,833,029,411
Accumulated net realized loss from Portfolio (computed on the basis of
   identified cost)                                                                      (202,706,963)
Accumulated distributions in excess of net investment income                               (7,842,134)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                        93,765,023
-----------------------------------------------------------------------------------------------------
TOTAL                                                                              $    1,716,245,337
-----------------------------------------------------------------------------------------------------
CLASS A SHARES

NET ASSETS                                                                         $    1,263,809,820
SHARES OUTSTANDING                                                                        196,121,859
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $             6.44
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $6.44)                                                 $             6.76
-----------------------------------------------------------------------------------------------------
CLASS B SHARES

NET ASSETS                                                                         $      194,730,952
SHARES OUTSTANDING                                                                         17,476,655
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $            11.14
-----------------------------------------------------------------------------------------------------
CLASS C SHARES

NET ASSETS                                                                         $      196,062,186
SHARES OUTSTANDING                                                                         17,507,363
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $            11.20
-----------------------------------------------------------------------------------------------------
CLASS I SHARES

NET ASSETS                                                                         $       61,409,186
SHARES OUTSTANDING                                                                          8,006,645
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $             7.67
-----------------------------------------------------------------------------------------------------
CLASS R SHARES

NET ASSETS                                                                         $          233,193
SHARES OUTSTANDING                                                                             23,331
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $             9.99
-----------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

                                                               PERIOD ENDED            YEAR ENDED
                                                               OCTOBER 31, 2004(1)     SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest and other income allocated
   from Portfolio                                              $         11,416,714    $        138,591,164
Dividends allocated from Portfolio
   (net of foreign taxes of $0 and
   $4,365, respectively)                                                     17,406               2,056,181
Expenses allocated from Portfolio                                          (949,359)            (10,318,079)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $         10,484,761    $        130,329,266
-----------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $                220    $              2,773
Distribution and service fees
   Class A                                                                  263,947               2,929,334
   Class B                                                                  161,709               1,623,759
   Class C                                                                  163,117               1,640,921
   Class R                                                                       82                     350
Transfer and dividend disbursing agent fees                                 158,970               1,842,104
Printing and postage                                                         64,217                 197,751
Legal and accounting services                                                21,640                  57,335
Registration fees                                                            21,458                 227,961
Custodian fee                                                                 1,149                  36,373
Miscellaneous                                                                   851                  29,545
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $            857,360    $          8,588,206
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $          9,627,401    $        121,741,060
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                                  $          4,051,963    $         19,923,830
   Foreign currency and forward foreign
      currency exchange contract transactions                              (356,566)                100,283
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                              $          3,695,397    $         20,024,113
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)                         $         17,799,967    $         38,521,407
   Foreign currency and forward foreign
      currency exchange contracts                                           105,769                 (46,971)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                              $         17,905,736    $         38,474,436
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $         21,601,133    $         58,498,549
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $         31,228,534    $        180,239,609
-----------------------------------------------------------------------------------------------------------

(1)  For the one month ended October 31, 2004.

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          YEAR ENDED            YEAR ENDED
                                                                    OCTOBER 31, 2004(1)   SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                            $        9,627,401    $      121,741,060    $       96,555,063
   Net realized gain from investments, foreign currency and
      forward foreign currency exchange contract transactions                3,695,397            20,024,113            19,687,824
   Net change in unrealized appreciation (depreciation) from
      investments, foreign currency and forward foreign
      currency exchange contracts                                           17,905,736            38,474,436           132,228,526
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $       31,228,534    $      180,239,609    $      248,471,413
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $       (8,387,108)   $     (100,519,479)   $      (89,720,372)
      Class B                                                               (1,163,171)          (12,512,598)           (4,229,334)
      Class C                                                               (1,173,352)          (12,642,487)           (4,429,917)
      Class I                                                                 (404,686)           (4,101,304)           (1,874,676)
      Class R                                                                   (1,280)               (5,644)                   --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $      (11,129,597)   $     (129,781,512)   $     (100,254,299)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $       31,486,749    $      413,049,786    $      485,349,621
      Class B                                                                5,153,378            91,405,998           111,164,750
      Class C                                                                5,837,286           104,166,181           114,735,804
      Class I                                                                5,275,550            43,863,828            29,131,628
      Class R                                                                  113,777               130,840                    --
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                5,333,881            62,957,335            52,956,675
      Class B                                                                  543,875             5,978,203             2,046,397
      Class C                                                                  588,329             6,428,787             2,166,083
      Class I                                                                  170,351             1,884,018             1,220,440
      Class R                                                                    1,147                 5,500                    --
   Cost of shares redeemed
      Class A                                                              (21,655,162)         (382,365,602)         (350,864,413)
      Class B                                                               (1,671,018)          (27,158,389)           (7,870,552)
      Class C                                                               (2,762,968)          (43,432,605)           (9,067,543)
      Class I                                                                 (413,277)          (25,701,037)           (4,129,700)
      Class R                                                                      (26)              (18,509)                   --
   Net asset value of shares exchanged
      Class A                                                                   86,374             2,334,705                    --
      Class B                                                                  (86,374)           (2,334,705)                   --
   Redemption Fees                                                              24,263               332,902               211,647
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $       28,026,135    $      251,527,236    $      427,050,837
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          $       48,125,072    $      301,985,333    $      575,267,951
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS

At beginning of period                                              $    1,668,120,265    $    1,366,134,932    $      790,866,981
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                    $    1,716,245,337    $    1,668,120,265    $    1,366,134,932
----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                    $       (7,842,134)   $       (7,697,171)   $       (6,194,479)
----------------------------------------------------------------------------------------------------------------------------------

(1)  For the one month ended October 31, 2004.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                                        -----------------------------------------------------------
                                                                                         YEAR ENDED SEPTEMBER 30,
                                                        PERIOD ENDED                  -----------------------------
                                                        OCTOBER 31, 2004(1)(2)           2004(1)          2003(1)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $                6.370        $      6.140     $      5.340
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $                0.037        $      0.504     $      0.527
Net realized and unrealized gain (loss)                                  0.076               0.262            0.821
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $                0.113        $      0.766     $      1.348
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $               (0.043)       $     (0.537)    $     (0.549)
From tax return of capital                                                  --                  --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $               (0.043)       $     (0.537)    $     (0.549)
-------------------------------------------------------------------------------------------------------------------

Redemption fees                                         $                0.000(9)     $      0.001     $      0.001
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $                6.440        $      6.370     $      6.140
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                           1.78%              12.84%           26.52%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $            1,263,810        $  1,233,720     $  1,096,587
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                            1.10%(8)            1.06%            1.02%
   Expenses after custodian fee reduction(5)                              1.10%(8)            1.06%            1.02%
   Net investment income                                                  6.88%(8)            7.93%            9.21%
Portfolio Turnover of the Portfolio                                          5%                 79%             116%
Portfolio Turnover of the Fund(7)                                           --                  --               --
-------------------------------------------------------------------------------------------------------------------

                                                                             CLASS A
                                                        -------------------------------------------------
                                                                     YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------
                                                         2002(1)(3)         2001(1)            2000(1)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $      5.840     $      7.750        $      8.160
---------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.559     $      0.766        $      0.833
Net realized and unrealized gain (loss)                       (0.436)          (1.817)             (0.419)
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.123     $     (1.051)       $      0.414
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.560)    $     (0.846)       $     (0.824)
From tax return of capital                                    (0.063)          (0.013)                 --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.623)    $     (0.859)       $     (0.824)
---------------------------------------------------------------------------------------------------------

Redemption fees                                         $         --     $         --        $         --
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $      5.340     $      5.840        $      7.750
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 1.69%          (14.43)%              5.01%
---------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $    777,698     $    743,808        $    685,322
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                  1.07%            1.06%               1.04%
   Expenses after custodian fee reduction(5)                    1.07%            1.06%               1.04%
   Net investment income                                        9.57%           11.28%              10.18%
Portfolio Turnover of the Portfolio                               91%              16%(6)              --
Portfolio Turnover of the Fund(7)                                 --               70%                 98%
---------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.
(3) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 9.78% to 9.57%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
(7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(8)  Annualized.
(9)  Amount represents less than $0.0005.

                        See notes to financial statements

                                                                                        CLASS B
                                                        ----------------------------------------------------------------------
                                                                                               YEAR ENDED SEPTEMBER 30,
                                                        PERIOD ENDED                  ----------------------------------------
                                                        OCTOBER 31, 2004(1)(2)          2004(1)        2003(1)      2002(1)(3)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $               11.010        $   10.620     $    9.240     $   10.000
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $                0.058        $    0.785     $    0.836     $    0.229
Net realized and unrealized gain (loss)                                  0.140             0.452          1.423         (0.735)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $                0.198        $    1.237     $    2.259     $   (0.506)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $               (0.068)       $   (0.849)    $   (0.879)    $   (0.219)
From tax return of capital                                                  --                --             --         (0.035)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $               (0.068)       $   (0.849)    $   (0.879)    $   (0.254)
------------------------------------------------------------------------------------------------------------------------------

Redemption fees                                         $                0.000(8)     $    0.002     $       --     $       --
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $               11.140        $   11.010     $   10.620     $    9.240
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                           1.80%            11.96%         25.57%         (5.07)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $              194,731        $  188,512     $  116,449     $    4,284
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                            1.85%(6)          1.81%          1.79%          1.85%(6)
   Expenses after custodian fee reduction(5)                              1.85%(6)          1.81%          1.79%          1.85%(6)
   Net investment income                                                  6.13%(6)          7.13%          8.19%          8.91%(6)
Portfolio Turnover of the Portfolio                                          5%               79%           116%            91%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.
(3) For the period from the commencement of operations of Class B shares, June 20, 2002, to September 30, 2002.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7)  For the year ended September 30, 2002.
(8)  Amount represents less than $0.0005.

                        See notes to financial statements

                                                                                        CLASS C
                                                        ----------------------------------------------------------------------
                                                                                               YEAR ENDED SEPTEMBER 30,
                                                        PERIOD ENDED                  ----------------------------------------
                                                        OCTOBER 31, 2004(1)(2)          2004(1)        2003(1)      2002(1)(3)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $               11.070        $   10.670     $    9.280     $   10.000
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $                0.058        $    0.788     $    0.838     $    0.231
Net realized and unrealized gain (loss)                                  0.140             0.464          1.434         (0.699)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $                0.198        $    1.252     $    2.272     $   (0.468)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $               (0.068)       $   (0.854)    $   (0.882)    $   (0.217)
From tax return of capital                                                  --                --             --         (0.035)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $               (0.068)       $   (0.854)    $   (0.882)    $   (0.252)
------------------------------------------------------------------------------------------------------------------------------

Redemption fees                                         $                0.000(8)     $    0.002     $       --     $       --
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $               11.200        $   11.070     $   10.670     $    9.280
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                           1.79%            12.04%         25.60%         (4.69)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $              196,062        $  190,103     $  118,788     $    3,641
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                            1.85%(6)          1.81%          1.79%          1.85%(6)
   Expenses after custodian fee reduction(5)                              1.85%(6)          1.81%          1.79%          1.85%(6)
   Net investment income                                                  6.12%(6)          7.13%          8.15%          8.97%(6)
Portfolio Turnover of the Portfolio                                          5%               79%           116%            91%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.
(3) For the period from the commencement of operations of Class C shares, June 21, 2002, to September 30, 2002.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.
(7)  For the year ended September 30, 2002.
(8)  Amount represents less than $0.0005.

                        See notes to financial statements

                                                                                  CLASS I
                                                        -----------------------------------------------------------
                                                                                         YEAR ENDED SEPTEMBER 30,
                                                        PERIOD ENDED                  -----------------------------
                                                        OCTOBER 31, 2004(1)(2)          2004(1)          2003(1)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $                7.580        $      7.300     $      6.360
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $                0.046        $      0.616     $      0.643
Net realized and unrealized gain (loss)                                  0.097               0.320            0.966
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $                0.143        $      0.936     $      1.609
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $               (0.053)       $     (0.657)    $     (0.669)
From tax return of capital                                                  --                  --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $               (0.053)       $     (0.657)    $     (0.669)
-------------------------------------------------------------------------------------------------------------------

Redemption fees                                         $                0.000(9)     $      0.001     $         --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $                7.670        $      7.580     $      7.300
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                           1.88%              13.20%           26.58%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $               61,409        $     55,669     $     34,311
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                            0.85%(8)            0.81%            0.80%
   Expenses after custodian fee reduction(5)                              0.85%(8)            0.81%            0.80%
   Net investment income                                                  7.06%(8)            8.13%            9.27%
Portfolio Turnover of the Portfolio                                          5%                 79%             116%
Portfolio Turnover of the Fund(7)                                            --                 --               --
-------------------------------------------------------------------------------------------------------------------

                                                                            CLASS I
                                                        -------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------
                                                          2002(1)(3)        2001(1)            2000(1)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $      6.960     $      9.210        $      9.710
---------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.685     $      0.951        $      0.995
Net realized and unrealized gain (loss)                       (0.527)          (2.169)             (0.498)
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.158     $     (1.218)       $      0.497
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.683)    $     (1.019)       $     (0.997)
From tax return of capital                                    (0.075)          (0.013)                 --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.758)    $     (1.032)       $     (0.997)
---------------------------------------------------------------------------------------------------------

Redemption fees                                         $         --     $         --        $         --
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $      6.360     $      6.960        $      9.210
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 1.86%          (14.08)%              5.07%
---------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $      5,244     $      5,798        $     10,766
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                  0.85%            0.84%               0.84%
   Expenses after custodian fee reduction(5)                    0.85%            0.84%               0.84%
   Net investment income                                        9.82%           11.64%              10.33%
Portfolio Turnover of the Portfolio                               91%              16%(6)              --
Portfolio Turnover of the Fund(7)                                 --               70%                 98%
---------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.
(3) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 10.03% to 9.82%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Porfolio's allocated expenses.
(6) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
(7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(8)  Annualized.
(9)  Amount represents less than $0.0005.

                        See notes to financial statements

                                                                              CLASS R
                                                        ------------------------------------------------------
                                                        PERIOD ENDED                  PERIOD ENDED
                                                        OCTOBER 31, 2004(1)(2)        SEPTEMBER 30, 2004(1)(3)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $                9.880        $                 10.000
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $                0.054        $                  0.548
Net realized and unrealized gain (loss)                                  0.121                          (0.078)(4)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $                0.175        $                  0.470
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $               (0.065)       $                 (0.592)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $               (0.065)       $                 (0.592)
--------------------------------------------------------------------------------------------------------------

Redemption fees                                         $                0.000(8)     $                  0.002
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $                9.990        $                  9.880
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                                           1.77%                           4.87%
--------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)               $                  233        $                    116
Ratios (As a percentage of average daily net assets):
   Expenses(6)                                                            1.34%(7)                        1.31%(7)
   Expenses after custodian fee reduction(6)                              1.34%(7)                        1.31%(7)
   Net investment income                                                  6.44%(7)                        7.51%(7)
Portfolio Turnover of the Portfolio                                          5%                             79%
--------------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.
(3) For the period from the commencement of operations of Class R shares, January 5, 2004, to September 30, 2004.
(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(6)  Includes the Fund's share of the Portfolio's allocated expenses.
(7)  Annualized.
(8)  Amount represents less than $0.0005.

                        See notes to financial statements

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Income Fund of Boston (the Fund), is a series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class B, Class C, Class I and Class R shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (See Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution and service plans and certain other class specific expenses. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at October 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $202,407,135 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($146,096,992) and October 31, 2010 ($56,310,143), respectively. During the period from October 1, 2004 to October 31, 2004, capital loss carryovers of $2,475,567 were utilized to offset net realized gains.

D EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G REDEMPTION FEES -- Upon the redemption or exchange of shares held by Class A, Class I and Class R shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

H OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of the distributions declared for the period from October 1, 2004 to October 31, 2004 and the years ended September 30, 2004 and September 30, 2003 was as follows:

                                 PERIOD ENDED        YEAR ENDED         YEAR ENDED
                                   10/31/04           9/30/04             9/30/03
------------------------------------------------------------------------------------
Distributions declared from:
Ordinary Income                  $ 11,129,597      $ 129,781,512       $ 100,254,299

During the period from October 1, 2004 to October 31, 2004, accumulated distributions in excess of net investment income was decreased by $1,357,233, accumulated net realized loss was increased by $50,783 and paid-in-capital was decreased by $1,306,450 due to differences between book and tax accounting for currency transactions, amortization/accretion and a distribution in excess of book income. This change had no effect on net assets or net asset value per share.

At October 31, 2004, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income    $            0
Capital loss carryforward        $ (202,407,135)

The differences between components of distributable earnings (accumulated loss) on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to differences in book and tax policies for amortization and accretion, forward currency contracts, wash sales and the timing of recognizing distributions to shareholders.

3  SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                   PERIOD ENDED      YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,       SEPTEMBER 30,       SEPTEMBER 30,
CLASS A                            2004(1)           2004                2003
--------------------------------------------------------------------------------------
Sales                                 4,922,554         64,815,081          84,798,170
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares          828,242          9,883,283           9,218,913
Redemptions                          (3,384,112)       (59,977,180)        (60,885,895)
Exchange from Class B shares             13,501            360,750                  --
--------------------------------------------------------------------------------------
NET INCREASE                          2,380,185         15,081,934          33,131,188
--------------------------------------------------------------------------------------

                                   PERIOD ENDED      YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,       SEPTEMBER 30,       SEPTEMBER 30,
CLASS B                            2004(1)           2004                2003
--------------------------------------------------------------------------------------
Sales                                   465,584          8,292,701          11,071,780
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares           48,822            542,886             199,681
Redemptions                            (151,081)        (2,465,346)           (767,170)
Exchange to Class A shares               (7,817)          (217,214)                 --
--------------------------------------------------------------------------------------
NET INCREASE                            355,508          6,153,027          10,504,291
--------------------------------------------------------------------------------------

                                   PERIOD ENDED      YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,       SEPTEMBER 30,       SEPTEMBER 30,
CLASS C                            2004(1)           2004                2003
--------------------------------------------------------------------------------------
Sales                                   525,239          9,401,897          11,417,820
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares           52,529            580,711             209,706
Redemptions                            (248,714)        (3,936,704)           (887,478)
--------------------------------------------------------------------------------------
NET INCREASE                            329,054          6,045,904          10,740,048
--------------------------------------------------------------------------------------

                                   PERIOD ENDED      YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,       SEPTEMBER 30,       SEPTEMBER 30,
CLASS I                            2004(1)           2004                2003
--------------------------------------------------------------------------------------
Sales                                   693,617          5,766,494           4,287,210
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares           22,210            248,582             177,323
Redemptions                             (54,239)        (3,367,698)           (591,176)
--------------------------------------------------------------------------------------
NET INCREASE                            661,588          2,647,378           3,873,357
--------------------------------------------------------------------------------------

                                                      PERIOD ENDED       PERIOD ENDED
                                                      OCTOBER 31,        SEPTEMBER 30,
CLASS R                                               2004(1)            2004(2)
--------------------------------------------------------------------------------------
Sales                                                       11,480              13,049
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares                                 115                 556
Redemptions                                                     (3)             (1,866)
--------------------------------------------------------------------------------------
NET INCREASE                                                11,592              11,739
--------------------------------------------------------------------------------------

(1)  For the period from October 1, 2004 to October 31, 2004.
(2) For the period from the commencement of operations of Class R shares, January 5, 2004 to September 30, 2004.

Redemptions or exchanges of Class A, Class I and Class R shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the period from October 1, 2004 to October 31, 2004, the Fund received $24,263 in redemption fees on Class A shares and no redemption fees on Class I shares or Class R shares. For the year ended September 30, 2004, the Fund received $324,823 and $8,063 in redemption fees on Class A shares and Class I shares, respectively. For the period from the commencement of operations, January 5, 2004 to September 30, 2004, the Fund received $16 in redemption fees on Class R shares.

4  TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from October 1, 2004 to October 31, 2004 and the year ended September 30, 2004, EVM earned $19,283 and $155,018, respectively, in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $24,522 and $305,628 as its portion of the sales charge on sales of Class A shares during the period from October 1, 2004 to October 31, 2004 and the year ended September 30, 2004, respectively.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note
6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $121,282 and $122,338 for Class B and Class C shares, respectively, to or payable to EVD for the period from October 1, 2004 to

October 31, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. The Fund paid or accrued $1,221,569 and $1,234,816 for Class B and Class C shares, respectively, to or payable to EVD for the year ended September 30, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At October 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $8,485,000 and $10,141,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD an amount equal to 0.50% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. For the period from October 1, 2004 to October 31, 2004 and the period from January 5, 2004 to September 30, 2004, the Fund paid or accrued $41 and $175, respectively, for Class R shares to or payable to EVD, representing 0.25% (annualized) of the average daily net assets for Class R shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class R shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from October 1, 2004 to October 31, 2004 amounted to $263,947, $40,427, $40,779 and $41 for Class A, Class B, Class C and Class R shares, respectively. Service fees for the year ended September 30, 2004 amounted to $2,929,334, $402,190, $406,105 and $175 for Class A, Class B, Class
C and Class R shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $31,000 and $2,000 of CDSC paid by shareholders for redemptions of Class B shares and Class C shares, respectively, for the period from October 1, 2004 to October 31, 2004.

7  INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio aggregated $48,178,058 and $30,086,451, respectively, for the period from October 1, 2004 to October 31, 2004.

8  FISCAL YEAR END CHANGE

Effective October 15, 2004, the Fund changed its fiscal year end to October 31, 2004.

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INCOME FUND OF BOSTON:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Income Fund of Boston, a series of Eaton Vance Series Trust II (the "Fund") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 30, 2004

BOSTON INCOME PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE LOANS -- 0.3%(1)(2)

                                                         PRINCIPAL
SECURITY                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 0.2%

New World Pasta, Term Loan B,
Maturing 1/28/06                                         $     4,675,457  $     4,310,771
-----------------------------------------------------------------------------------------
                                                                          $     4,310,771
-----------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                      $     2,400,000  $     1,500,000
-----------------------------------------------------------------------------------------
                                                                          $     1,500,000
-----------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $6,452,585)                                           $     5,810,771
-----------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 88.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.4%

Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11(4)             $         2,050  $     2,244,750
Armor Holdings, Inc., Sr. Sub. Notes,
8.25%, 8/15/13                                                     2,410        2,663,050
Standard Aero Holdings, Inc., Sr. Sub. Notes,
8.25%, 9/1/14(4)                                                   1,200        1,275,000
-----------------------------------------------------------------------------------------
                                                                          $     6,182,800
-----------------------------------------------------------------------------------------

AIRLINES -- 1.3%

American Airlines, 7.80%, 10/1/06                        $         8,060  $     6,746,014
American Airlines, 7.858%, 10/1/11                                 1,535        1,554,817
American Airlines, 8.608%, 4/1/11                                    695          590,423
AMR Corp., 9.00%, 8/1/12                                           9,845        6,054,675
Continental Airlines, 7.033%, 6/15/11                              4,758        3,679,819
Continental Airlines, 7.08%, 11/1/04                                  75           75,437
Continental Airlines, 8.00%, 12/15/05                                715          661,375
Delta Air Lines, 7.779%, 11/18/05                                  3,485        2,616,321
Delta Air Lines, 8.30%, 12/15/29                                   1,125          410,625
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                         847          399,029
-----------------------------------------------------------------------------------------
                                                                          $    22,788,535
-----------------------------------------------------------------------------------------

APPAREL -- 2.1%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                           $         1,945  $     1,915,825
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                                  7,955        8,213,537
Levi Strauss & Co., 7.00%, 11/1/06                                 6,260        6,158,275
Levi Strauss & Co., Sr. Notes, 11.625%, 1/15/08                    5,340        5,473,500
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13                                                    2,345        2,520,875
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(4)                  1,740        1,831,350
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                     4,000        4,360,000
William Carter, Series B, 10.875%, 8/15/11                         4,838        5,442,750
-----------------------------------------------------------------------------------------
                                                                          $    35,916,112
-----------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.0%

Dana Corp., 10.125%, 3/15/10                             $         2,310  $     2,616,075
Dura Operating Corp., Series D, 9.00%, 5/1/09                      1,000          962,500
Keystone Automotive Operations, Inc.,
Sr. Sub. Notes, 9.75%, 11/1/13                                     1,355        1,473,562
Metaldyne Corp., 11.00%, 6/15/12(4)                                5,378        4,544,410
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(4)                     2,852        2,737,920
Rexnord Corp., 10.125%, 12/15/12                                   1,485        1,685,475
Tenneco Automotive, Inc., Series B,
10.25%, 7/15/13                                                    5,570        6,516,900
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                  9,415       10,050,512
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13                                                    2,125        2,539,375
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                    1,895        2,065,550
-----------------------------------------------------------------------------------------
                                                                          $    35,192,279
-----------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.9%

Rainbow National Services, LLC, Sr. Notes,
8.75%, 9/1/12(4)                                         $         2,855  $     3,069,125
Rainbow National Services, LLC, Sr. Sub. Debs.,
10.375%, 9/1/14(4)                                                11,690       12,800,550
-----------------------------------------------------------------------------------------
                                                                          $    15,869,675
-----------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 6.1%

Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                       $         9,155  $     7,873,300
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                  8,160        6,936,000

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
BROADCASTING AND CABLE (CONTINUED)

Avalon Cable Holdings LLC, Sr. Disc. Notes,
11.875%, 12/1/08                                         $         4,289  $     4,513,729
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(4)                                                    540          583,200
Century Communications, Sr. Notes,
8.75%, 10/1/07(3)                                                  1,375        1,430,000
Century Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                 6,472        6,860,320
Century Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                   6,255        6,692,850
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                    415          245,887
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                    1,040          837,200
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                                      15           16,237
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                                    6,085        6,982,537
Dex Media East LLC, 9.875%, 11/15/09                               1,175        1,357,125
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13                                                    8,482       10,072,375
Fisher Communications, Inc., Sr. Notes,
8.625%, 9/15/14(4)                                                 1,625        1,722,500
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006), 2/15/11                                  18,815       18,485,737
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)                        10,160       11,430,000
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13                 3,320        2,427,750
Muzak Holdings LLC, 9.875%, 3/15/09                                2,185        1,518,575
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                    4,135        3,721,500
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                       605          662,475
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                   6,950        5,386,250
Nextmedia Operating, Inc., 10.75%, 7/1/11                          1,475        1,661,219
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                   2,275        1,990,625
Sinclair Broadcast Group, Inc., Convertible Bond,
4.875%, 7/15/18(5)                                                 1,585        1,422,537
-----------------------------------------------------------------------------------------
                                                                          $   104,829,928
-----------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION-MISCELLANEOUS -- 1.1%

Dayton Superior Corp., Sr. Notes,
10.75%, 9/15/08                                          $         5,570  $     5,959,900
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                    5,395        6,015,425
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                        $         2,780  $     2,786,950
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                                  3,935        3,944,837
-----------------------------------------------------------------------------------------
                                                                          $    18,707,112
-----------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.5%

Coleman Cable, Inc., Sr. Notes,
9.875%, 10/1/12(4)                                       $         1,740  $     1,800,900
Koppers, Inc., 9.875%, 10/15/13                                       75           85,125
Owens Corning, 7.50%, 8/1/18(3)                                    3,380        1,673,100
Owens Corning, 7.70%, 5/1/08(3)                                    3,155        1,569,612
THL Buildco (Nortek, Inc.), Sr. Sub. Notes,
8.50%, 9/1/14(4)                                                   3,465        3,690,225
-----------------------------------------------------------------------------------------
                                                                          $     8,818,962
-----------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.6%

Advanstar Communciations, Sr. Sub. Notes,
Series B, 12.00%, 2/15/11                                $         2,000  $     2,160,000
Advanstar Communications, Inc.,
10.75%, 8/15/10                                                    8,085        9,055,200
Affinity Group, Inc., Sr. Sub. Notes,
9.00%, 2/15/12                                                     4,955        5,326,625
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc.
Notes, 11.50%, (0.00% until 2008), 11/1/11(4)                      6,775        4,352,937
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                           1,065        1,107,600
Language Line, Inc., Sr. Sub. Notes,
11.125%, 6/15/12(4)                                                2,260        2,429,500
Mobile Mini, Inc., 9.50%, 7/1/13                                   1,310        1,499,950
Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                          5,920        6,482,400
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                      1,060        1,136,850
United Rentals North America, Inc.,
6.50%, 2/15/12                                                     3,490        3,472,550
United Rentals North America, Inc.,
Sr. Sub. Notes, 7.00%, 2/15/14                                     3,510        3,255,525
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(4)                       3,160        3,302,200
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08                                                    1,890        2,069,550
-----------------------------------------------------------------------------------------
                                                                          $    45,650,887
-----------------------------------------------------------------------------------------

CHEMICALS -- 7.1%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09                 $         1,560  $     1,723,800

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

Avecia Group PLC, 11.00%, 7/1/09                         $         9,026  $     8,529,570
BCP Caylux Holdings, Sr. Sub. Notes,
9.625%, 6/15/14(4)                                                 7,575        8,521,875
Borden U.S. Finance/Nova Scotia Finance,
Sr. Notes, 9.00%, 7/15/14(4)                                       2,760        3,032,550
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc.
Notes, 10.50%, (0.00% until 2009), 10/1/14(4)                      9,350        5,937,250
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                     12,550       14,558,000
Hercules, Inc., 11.125%, 11/15/07                                  3,390        4,118,850
Huntsman Advanced Materials, Sr. Notes,
11.00%, 7/15/10(4)                                                   850          986,000
Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                                     2,010        2,241,150
Huntsman LLC, 11.625%, 10/15/10                                    5,110        6,048,962
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                       7,065        8,954,887
Innophos, Inc., Sr. Sub. Notes,
8.875%, 8/15/14(4)                                                 1,730        1,872,725
Lyondell Chemical Co., 9.50%, 12/15/08                               510          558,450
Lyondell Chemical Co., 9.50%, 12/15/08                             2,780        3,044,100
Lyondell Chemical Co., Series A, 9.625%, 5/1/07                      585          644,962
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13                   8,761       10,381,785
Millennium America, Inc., 9.25%, 6/15/08                           2,000        2,240,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(4)                     4,620        5,087,775
OM Group, Inc., 9.25%, 12/15/11                                   13,060       13,729,325
Polyone Corp., Sr. Notes, 8.875%, 5/1/12                           3,590        3,850,275
Rhodia SA, Sr. Notes, 10.25%, 6/1/10                              13,065       14,240,850
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                   2,170        2,419,550
-----------------------------------------------------------------------------------------
                                                                          $   122,722,691
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 1.0%

UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(4)             $        15,280  $    17,190,000
-----------------------------------------------------------------------------------------
                                                                          $    17,190,000
-----------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.9%

Alderwoods Group, Inc., Sr. Notes,
7.75%, 9/15/12(4)                                        $         1,705  $     1,849,925
Amscan Holdings, Inc., Sr. Sub. Notes,
8.75%, 5/1/14(4)                                                     645          651,450
Fedders North America, Inc., 9.875%, 3/1/14                        3,895        3,154,950
Jostens Holding Corp., Sr. Disc. Notes,
10.25%, 12/1/13                                                    1,730        1,215,325
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                      1,070        1,179,675
Riddell Bell Holdings, Sr. Sub. Notes,
8.375%, 10/1/12(4)                                       $           695  $       721,062
Samsonite Corp., Sr. Sub. Notes,
8.875%, 6/1/11(4)                                                  5,855        6,264,850
-----------------------------------------------------------------------------------------
                                                                          $    15,037,237
-----------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.6%

Crown Euro Holdings SA, 9.50%, 3/1/11                    $         1,545  $     1,769,025
Crown Euro Holdings SA, 10.875%, 3/1/13                           13,895       16,569,787
Graham Packaging Co., Sr. Notes,
8.50%, 10/15/12(4)                                                 1,395        1,471,725
Graham Packaging Co., Sr. Sub. Notes,
9.875%, 10/15/14(4)                                                2,790        2,971,350
Intertape Polymer US, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                   5,095        5,088,631
Jefferson Smurfit, 8.25%, 10/1/12                                  3,120        3,478,800
Plastipak Holdings, Inc., 10.75%, 9/1/11                           1,975        2,221,875
Pliant Corp., 11.125%, (0% until 2006), 6/15/09                    3,980        3,562,100
Pliant Corp., 11.125%, 9/1/09                                      3,620        3,909,600
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                          310          234,050
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(4)                    2,410        2,310,587
US Can Corp., Sr. Notes, 10.875%, 7/15/10                          1,435        1,463,700
-----------------------------------------------------------------------------------------
                                                                          $    45,051,230
-----------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10                                          $         3,675  $     3,877,125
Hexcel Corp., 9.875%, 10/1/08                                      1,130        1,271,250
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                         930          983,475
-----------------------------------------------------------------------------------------
                                                                          $     6,131,850
-----------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.1%

Wesco Distribution, Inc., 9.125%, 6/1/08                 $         1,000  $     1,040,000
-----------------------------------------------------------------------------------------
                                                                          $     1,040,000
-----------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.6%

Port Arthur Finance Corp., 12.50%, 1/15/09               $         9,410  $    11,056,844
-----------------------------------------------------------------------------------------
                                                                          $    11,056,844
-----------------------------------------------------------------------------------------

ENGINEERING -- 0.1%

Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10             $         1,925  $     2,064,562
-----------------------------------------------------------------------------------------
                                                                          $     2,064,562
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
ENTERTAINMENT -- 3.1%

LCE Acquisition Corp., Sr. Sub. Notes,
9.00%, 8/1/14(4)                                         $         7,020  $     7,388,550
Marquee Holdings, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2009), 8/15/14(4)                             9,335        5,787,700
Marquee, Inc., Sr. Notes, 8.625%, 8/15/12(4)                       5,175        5,679,562
Royal Caribbean Cruises, Sr. Debs.,
7.25%, 3/15/18                                                     1,660        1,813,550
Royal Caribbean Cruises, Sr. Notes,
8.75%, 2/2/11                                                      7,820        9,344,900
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                         4,382        4,217,675
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14                         1,865        1,790,400
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11                                                    1,055          965,325
Universal City Development Partners, Sr. Notes,
11.75%, 4/1/10                                                    14,295       16,725,150
-----------------------------------------------------------------------------------------
                                                                          $    53,712,812
-----------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd./WH Capital Corp., Sr. Notes,
9.50%, 4/1/11                                            $         2,815  $     3,096,500
-----------------------------------------------------------------------------------------
                                                                          $     3,096,500
-----------------------------------------------------------------------------------------

FOODS -- 1.6%

American Seafood Group LLC,
10.125%, 4/15/10                                         $         6,115  $     6,543,050
Merisant Co., Sr. Notes, 9.50%, 7/15/13(4)                         2,190        2,047,650
Michael Foods, Sr. Sub. Notes,
8.00%, 11/15/13                                                    1,530        1,621,800
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                    345          327,750
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                  6,835        6,493,250
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11                                                     1,000        1,087,500
UAP Holding Corp., Sr. Disc. Notes,
10.75%, (0% until 2008), 7/15/12(4)                                8,265        6,364,050
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(4)                                                 2,265        2,457,525
-----------------------------------------------------------------------------------------
                                                                          $    26,942,575
-----------------------------------------------------------------------------------------

GAMING -- 1.9%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)            $         6,630  $     8,386,950
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(4)                        5,765        5,447,925
Penn National Gaming, Inc., Sr. Sub. Notes,
11.125%, 3/1/08                                                    3,605        3,915,931
Seneca Gaming Corp., Sr. Notes,
7.25%, 5/1/12(4)                                         $         3,760  $     3,985,600
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                   9,885       10,576,950
-----------------------------------------------------------------------------------------
                                                                          $    32,313,356
-----------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.3%

Ardent Health Services, Inc., Sr. Sub. Notes,
10.00%, 8/15/13                                          $         5,075  $     5,214,562
Concentra Operating Corp., Sr. Notes,
9.50%, 8/15/10                                                     1,595        1,778,425
Healthsouth Corp., 7.625%, 6/1/12                                  3,495        3,407,625
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                      8,165        8,185,412
Magellan Health Services, Inc., Sr. Notes,
Series A, 9.375%, 11/15/08                                         2,423        2,635,303
National Mentor, Inc., Sr. Sub. Notes,
9.625%, 12/1/12                                                    2,085        2,147,550
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(4)                                                  2,675        3,103,000
Pacificare Health System, 10.75%, 6/1/09                           3,354        3,882,255
Quintiles Transnational Corp., Sr. Sub. Notes,
10.00%, 10/1/13                                                   10,060       11,015,700
Rotech Healthcare, Inc., 9.50%, 4/1/12                             1,750        1,916,250
Tenet Healthcare Corp., Sr. Notes,
9.875%, 7/1/14(4)                                                 10,480       11,030,200
US Oncology, Inc., Sr. Notes, 9.00%, 8/15/12(4)                    3,455        3,748,675
US Oncology, Inc., Sr. Sub. Notes,
10.75%, 8/15/14(4)                                                 6,925        7,582,875
Vanguard Health Holdings II, Sr. Sub. Notes,
9.00%, 10/1/14(4)                                                  7,820        8,211,000
-----------------------------------------------------------------------------------------
                                                                          $    73,858,832
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.1%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14           $           965  $     1,049,437
-----------------------------------------------------------------------------------------
                                                                          $     1,049,437
-----------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.4%

New ASAT (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(4)                                         $         3,715  $     3,269,200
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08                                                   3,805        3,253,275
-----------------------------------------------------------------------------------------
                                                                          $     6,522,475
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
INVESTMENT SERVICES -- 1.1%

E*Trade Financial Corp., Sr. Notes,
8.00%, 6/15/11(4)                                        $         3,740  $     3,964,400
Harvest Operations Corp., Sr. Notes,
7.875%, 10/15/11(4)                                                5,545        5,773,731
Refco Finance Holdings, LLC, Sr. Sub. Notes,
9.00%, 8/1/12(4)                                                   6,835        7,415,975
RMCC Acquisition Co., Sr. Sub. Notes,
9.50%, 11/1/12(4)                                                  2,485        2,534,700
-----------------------------------------------------------------------------------------
                                                                          $    19,688,806
-----------------------------------------------------------------------------------------

LODGING -- 0.2%

Felcor Lodging L.P., Sr. Notes, Variable Rate,
5.84%, 6/1/11(4)                                         $         2,170  $     2,251,375
Host Marriott L.P., Series I, 9.50%, 1/15/07                         940        1,048,100
-----------------------------------------------------------------------------------------
                                                                          $     3,299,475
-----------------------------------------------------------------------------------------

LODGING AND GAMING -- 3.9%

Ameristar Casinos, Inc., 10.75%, 2/15/09                 $         2,110  $     2,415,950
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                                     2,400        2,724,000
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06(3)                                    870          740,587
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10                                                   8,100        9,436,500
Majestic Star Casino LLC, 9.50%, 10/15/10                          5,930        6,152,375
MGM Grand, Inc., 6.875%, 2/6/08                                    1,750        1,914,062
MTR Gaming Group, Series B, 9.75%, 4/1/10                          2,570        2,788,450
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                      140          161,525
Premier Entertainment Biloxi, LLC/Premier
Finance Biloxi Corp., 10.75%, 2/1/12(4)                              705          754,350
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                    6,360        7,043,700
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06(3)                                                  8,960        7,907,200
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                                   10,205       11,774,019
Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(4)                                                12,258       13,100,737
-----------------------------------------------------------------------------------------
                                                                          $    66,913,455
-----------------------------------------------------------------------------------------

MACHINERY -- 2.4%

Case New Holland, Inc., Sr. Notes,
9.25%, 8/1/11(4)                                         $         4,450  $     5,095,250
Dresser-Rand Group, Inc., Sr. Sub. Notes,
7.375%, 11/1/14(4)                                       $         7,435  $     7,825,337
Flowserve Corp., 12.25%, 8/15/10                                   2,422        2,730,805
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                          1,180        1,370,275
Milacron Escrow Corp., 11.50%, 5/15/11(4)                          6,990        7,304,550
Terex Corp., 10.375%, 4/1/11                                       6,920        7,819,600
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14                                                      8,790        8,394,450
-----------------------------------------------------------------------------------------
                                                                          $    40,540,267
-----------------------------------------------------------------------------------------

MANUFACTURING -- 2.1%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(4)           $         2,525  $     2,626,000
Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(4)                                                9,085       10,038,925
Dresser, Inc., 9.375%, 4/15/11                                     4,170        4,649,550
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12(4)                      2,085        2,251,800
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                                   1,275        1,217,625
Mueller Group, Inc., Sr. Sub. Notes,
10.00%, 5/1/12(4)                                                  3,515        3,813,775
Mueller Holdings, Inc., Disc. Notes,
14.75%, (0.00% until 2009), 4/15/14(4)                             3,070        1,980,150
Oxford Industries, Inc., Sr. Notes,
8.875%, 6/1/11(4)                                                  6,105        6,623,925
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(4)                                                 3,467        3,553,675
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(3)                                                   3,683          165,735
-----------------------------------------------------------------------------------------
                                                                          $    36,921,160
-----------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.3%

Inverness Medical Innovations, Inc., Sr. Sub. Notes,
8.75%, 2/15/12(4)                                        $         4,820  $     4,988,700
Medical Device Manufacturing, Inc., Sr. Sub. Notes,
10.00%, 7/15/12(4)                                                 3,710        3,988,250
Medquest, Inc., 11.875%, 8/15/12                                   6,770        7,887,050
VWR International, Inc., Sr. Sub. Notes,
8.00%, 4/15/14(4)                                                  4,915        5,295,912
-----------------------------------------------------------------------------------------
                                                                          $    22,159,912
-----------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 0.1%

General Cable Corp., Sr. Notes,
9.50%, 11/15/10                                          $         2,075  $     2,355,125
-----------------------------------------------------------------------------------------
                                                                          $     2,355,125
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
METALS-STEEL -- 0.4%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(4)            $         5,890  $     7,185,800
-----------------------------------------------------------------------------------------
                                                                          $     7,185,800
-----------------------------------------------------------------------------------------

MINING-COAL -- 0.1%

Alpha Natural Resources, Sr. Notes,
10.00%, 6/1/12(4)                                        $         2,155  $     2,402,825
-----------------------------------------------------------------------------------------
                                                                          $     2,402,825
-----------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 5.2%

ANR Pipeline Co., 8.875%, 3/15/10                        $         1,575  $     1,775,812
Coastal Corp., Sr. Debs., 9.625%, 5/15/12                          3,800        4,151,500
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(4)                                               12,560       14,695,200
Giant Industries, Sr. Sub. Notes,
8.00%, 5/15/14                                                     3,750        3,928,125
Hanover Compressor Co., Sr. Notes,
8.625%, 12/15/10                                                   2,030        2,243,150
Hanover Compressor Co., Sr. Sub. Notes,
0.00%, 3/31/07                                                    10,350        8,849,250
MarkWest Energy Partners, L.P./MarkWest Energy
Finance Corp., Sr. Notes, 6.875%, 11/1/14(4)                       1,735        1,778,375
NGC Corp., Inc., Sr. Debs., 7.125%, 5/15/18                        1,420        1,263,800
NGC Corp., Inc., Sr. Debs., 7.625%, 10/15/26                       3,760        3,299,400
Northwest Pipeline Corp., 8.125%, 3/1/10                           2,490        2,804,363
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                    3,485        3,894,488
Premcor Refining Group, Sr. Notes,
9.50%, 2/1/13                                                      4,775        5,658,375
Premcor Refining Group, Sr. Sub. Notes,
7.75%, 2/1/12                                                      1,710        1,902,375
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                       3,459        3,545,475
SESI, LLC, 8.875%, 5/15/11                                         8,912        9,803,200
Southern Natural Gas, 8.00%, 3/1/32                                3,345        3,545,700
Southern Natural Gas, 8.875%, 3/15/10                              1,180        1,334,875
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10                                                     9,240       10,325,700
United Refining Co., Sr. Notes,
10.50%, 8/15/12(4)                                                 3,855        3,922,463
-----------------------------------------------------------------------------------------
                                                                          $    88,721,626
-----------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 0.9%

Belden & Blake Corp., Sr. Notes,
8.75%, 7/15/12(4)                                        $         1,055  $     1,144,675
Denbury Resources, Inc., 7.50%, 4/1/13                               480          523,200
El Paso Production Holding Co., 7.75%, 6/1/13            $         3,705  $     3,880,988
Petrobras International Finance, Co.,
7.75%, 9/15/14                                                     4,430        4,457,688
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                     2,255        2,469,225
Plains E&P Co., 8.75%, 7/1/12                                      2,580        2,928,300
-----------------------------------------------------------------------------------------
                                                                          $    15,404,076
-----------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.8%

Ainsworth Lumber, Sr. Notes, 7.25%, 10/1/12(4)           $         3,470  $     3,530,725
Boise Cascade, LLC, Sr. Notes, Variable Rate,
5.005%, 10/15/12(4)                                                2,430        2,496,825
Boise Cascade, LLC, Sr. Sub. Notes,
7.125%, 10/15/14(4)                                                3,125        3,277,525
Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                     8,325        9,074,250
Georgia-Pacific Corp., 9.375%, 2/1/13                              4,495        5,315,338
Georgia-Pacific Corp., 9.50%, 12/1/11                              5,520        6,900,000
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                                    2,535        2,794,838
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                    5,465        6,257,425
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(4)                                                  7,510        7,847,950
-----------------------------------------------------------------------------------------
                                                                          $    47,494,876
-----------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.5%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09           $         1,477  $     1,573,165
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                     6,443        6,861,314
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                               65           70,688
-----------------------------------------------------------------------------------------
                                                                          $     8,505,167
-----------------------------------------------------------------------------------------

PRINTING OR PUBLISHING-DIVERSIFICATION -- 0.8%

Hollinger Participation Trust, Sr. Notes, (PIK),
12.125%, 11/15/10(4)                                     $        11,844  $    14,508,889
-----------------------------------------------------------------------------------------
                                                                          $    14,508,889
-----------------------------------------------------------------------------------------

PUBLISHING -- 2.0%

Advertising Direct Solutions, Sr. Notes,
9.25%, 11/15/12(4)                                       $         1,390  $     1,457,763
American Media, Inc., Series B, 10.25%, 5/1/09                     5,556        5,875,470
CanWest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                   5,050        5,731,750
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11                    2,125        2,236,563

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
PUBLISHING (CONTINUED)

Houghton Mifflin Co., Sr. Sub. Notes,
9.875%, 2/1/13                                           $         5,665  $     6,174,850
Liberty Group Operating, 9.375%, 2/1/08                            5,275        5,340,938
Primedia, Inc., 8.875%, 5/15/11                                    6,885        7,212,038
-----------------------------------------------------------------------------------------
                                                                          $    34,029,372
-----------------------------------------------------------------------------------------

RECYCLING -- 0.1%

IMCO Recycling, Sr. Notes, 9.00%, 11/15/14(4)            $         1,740  $     1,740,000
-----------------------------------------------------------------------------------------
                                                                          $     1,740,000
-----------------------------------------------------------------------------------------

REITS -- 0.6%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                           $         1,398  $     1,600,710
CB Richard Ellis Services, Inc., Sr. Sub. Notes,
11.25%, 6/15/11                                                    6,000        7,050,000
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(4)                                                   1,765        1,817,950
-----------------------------------------------------------------------------------------
                                                                          $    10,468,660
-----------------------------------------------------------------------------------------

RETAIL -- 0.8%

Home Interiors & Gifts, 10.125%, 6/1/08                  $         3,325  $     2,876,125
Jafra Cosmetics International, 10.75%, 5/15/11                     2,125        2,433,125
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                    9,002        8,596,910
-----------------------------------------------------------------------------------------
                                                                          $    13,906,160
-----------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.2%

Mothers Work, Inc., 11.25%, 8/1/10                       $         3,750  $     3,618,750
-----------------------------------------------------------------------------------------
                                                                          $     3,618,750
-----------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 1.1%

General Nutrition Centers, Sr. Sub. Notes,
8.50%, 12/1/10(4)                                        $         1,730  $     1,751,625
Jean Coutu Group, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                  12,215       12,520,375
Pierre Foods, Inc., Sr. Sub. Notes,
9.875%, 7/15/12(4)                                                 5,085        5,186,700
-----------------------------------------------------------------------------------------
                                                                          $    19,458,700
-----------------------------------------------------------------------------------------

RETAIL-TRUCK STOP -- 0.2%

Petro Stopping Centers LP/Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12                                $         2,690  $     2,891,750
-----------------------------------------------------------------------------------------
                                                                          $     2,891,750
-----------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.0%

Advanced Micro Devices, Inc., Sr. Notes,
7.75%, 11/1/12(4)                                        $        12,855  $    12,951,413
AMI Semiconductor, Inc., Sr. Sub. Notes,
10.75%, 2/1/13                                                     2,786        3,280,515
Amkor Technologies, Inc., 5.75%, 6/1/06                            1,880        1,795,400
Amkor Technologies, Inc., Sr. Notes,
7.125%, 3/15/11                                                    4,770        4,137,975
Amkor Technologies, Inc., Sr. Notes,
7.75%, 5/15/13                                                    14,300       12,405,250
-----------------------------------------------------------------------------------------
                                                                          $    34,570,553
-----------------------------------------------------------------------------------------

SERVICES -- 0.1%

Allied Security Escrow, Sr. Sub. Notes,
11.375%, 7/15/11(4)                                      $         1,055  $     1,113,025
-----------------------------------------------------------------------------------------
                                                                          $     1,113,025
-----------------------------------------------------------------------------------------

SERVICES-MOVERS -- 0.4%

Amerco, Inc., 9.00%, 3/15/09                             $         6,420  $     6,805,200
-----------------------------------------------------------------------------------------
                                                                          $     6,805,200
-----------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.8%

Inmarsat Finance PLC, 7.625%, 6/30/12                    $         8,645  $     8,774,675
Nortel Networks Ltd., 4.25%, 9/1/08                               19,915       19,242,869
Nortel Networks Ltd., 6.125%, 2/15/06                              3,315        3,406,163
-----------------------------------------------------------------------------------------
                                                                          $    31,423,707
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 0.4%

PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14(4)             $         6,930  $     7,380,450
-----------------------------------------------------------------------------------------
                                                                          $     7,380,450
-----------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes,
9.25%, 3/1/12                                            $         2,980  $     2,905,500
-----------------------------------------------------------------------------------------
                                                                          $     2,905,500
-----------------------------------------------------------------------------------------

TRANSPORTATION -- 0.7%

Horizon Lines, LLC, 9.00%, 11/1/12(4)                    $         3,685  $     4,002,831
OMI Corp., Sr. Notes, 7.625%, 12/1/13                              5,075        5,385,844
Petroleum Helicopters, Series B, 9.375%, 5/1/09                      205          222,681
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(4)                                                 1,770        1,657,163
-----------------------------------------------------------------------------------------
                                                                          $    11,268,519
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
UTILITIES -- 2.5%

El Paso Corp., Sr. Notes, 7.00%, 5/15/11                 $         1,065  $     1,075,650
Illinois Power, 7.50%, 6/15/09                                     3,190        3,661,281
National Waterworks, Inc., Series B,
10.50%, 12/1/12                                                    2,600        2,931,500
Northwestern Corp., Sr. Notes,
5.875%, 11/1/14(4)                                                   695          720,194
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(4)                   13,115       14,508,469
Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                                    14,185       17,944,025
Reliant Energy, Inc., 9.25%, 7/15/10                               1,480        1,650,200
-----------------------------------------------------------------------------------------
                                                                          $    42,491,319
-----------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 3.5%

AES Corp., 10.00%, 7/15/05(4)                            $         1,190  $     1,208,259
AES Corp., Sr. Notes, 8.75%, 6/15/08                               5,816        6,441,220
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)                            6,180        7,168,800
AES Corp., Sr. Notes, 8.875%, 2/15/11                                322          372,313
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)                            1,890        2,211,300
AES Corp., Sr. Notes, 9.375%, 9/15/10                              4,521        5,312,175
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                          3,470        3,582,775
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                     2,995        3,371,651
Calpine Corp., 8.75%, 7/15/13(4)                                   6,655        4,858,150
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                         10,560        9,873,600
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                           8,761        8,607,683
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(4)                        2,890        2,138,600
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                             710          511,200
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                          1,235        1,176,338
Mission Energy Holding Co., 13.50%, 7/15/08                        3,275        4,167,438
-----------------------------------------------------------------------------------------
                                                                          $    61,001,502
-----------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.7%

Allied Waste Industries, Series B, 9.25%, 9/1/12         $         3,675  $     3,987,375
Waste Services, Inc., Sr. Sub. Notes,
9.50%, 4/15/14(4)                                                  8,035        7,593,075
-----------------------------------------------------------------------------------------
                                                                          $    11,580,450
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 5.9%

AirGate PCS, Inc., Sr. Notes, Variable Rate,
5.85%, 10/15/11(4)                                       $         1,785  $     1,838,550
American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                                     5,111        5,430,438
Centennial Cellular Operating Co., LLC,
Sr. Sub. Notes, 10.75%, 12/15/08                                   2,790        2,915,550
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes,
10.125%, 6/15/13                                         $        14,900  $    16,241,000
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, 8/1/11                                                     4,405        4,630,756
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                       880          979,000
Dobson Cellular Systems, Inc., Variable Rate,
6.95%, 11/1/11(4)                                                  1,740        1,796,550
IWO Holdings, Inc., 14.00%, 1/15/11(3)                             5,600        2,492,000
LCI International, Inc., Sr. Notes,
7.25%, 6/15/07                                                     9,955        9,183,488
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                     2,710        3,021,650
Nextel Partners, Inc., Sr. Notes,
12.50%, 11/15/09                                                   4,102        4,712,173
Ono Finance PLC, Sr. Notes,
14.00%, 7/15/10                                          EUR       4,000        5,647,902
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                                    3,133        3,618,615
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                          EUR       2,470        3,448,305
PTC International Finance II SA,
11.25%, 12/1/09                                          EUR       1,125        1,521,997
SBA Telecommunications, Sr. Disc. Notes,
9.75%, (0.00% until 2007), 12/15/11                                3,960        3,356,100
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(4)                                                  2,600        2,600,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                                     1,200        1,350,000
UbiquiTel Operating Co., Sr. Notes,
9.875%, 3/1/11                                                     4,355        4,736,063
US Unwired, Inc., Series B, 10.00%, 6/15/12                        7,955        8,651,063
Western Wireless Corp., Sr. Notes,
9.25%, 7/15/13                                                    12,535       13,412,450
-----------------------------------------------------------------------------------------
                                                                          $   101,583,650
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.0%

Alamosa Delaware, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2005), 7/31/09                      $         2,130  $     2,279,100
Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12                                                     2,730        2,907,450
Alamosa Delaware, Inc., Sr. Notes,
11.00%, 7/31/10                                                    3,645        4,282,875
New Skies Satellites NV, Sr. Notes,
Variable Rate, 7.4375%, 11/1/11(4)                                 3,330        3,388,275

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (CONTINUED)

New Skies Satellites NV, Sr. Sub. Notes,
9.125%, 11/1/12(4)                                       $         4,440  $     4,562,100
-----------------------------------------------------------------------------------------
                                                                          $    17,419,800
-----------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 1.1%

Qwest Capital Funding, Inc., 7.00%, 8/3/09               $         1,275  $     1,220,813
Qwest Capital Funding, Inc., 7.75%, 8/15/06                        5,720        5,905,900
Qwest Capital Funding, Inc., 7.90%, 8/15/10                        1,800        1,750,500
Qwest Services Corp., 13.50%, 12/15/10(4)                          7,782        9,280,035
U.S. West Communications, Debs.,
7.20%, 11/10/26                                                      670          599,650
-----------------------------------------------------------------------------------------
                                                                          $    18,756,898
-----------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,433,521,909)                                       $ 1,522,262,115
-----------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.2%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
Kerzner International Ltd., 2.375%, 4/15/24(4)           $         3,595  $     3,833,169
-----------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $3,595,000)                                          $     3,833,169
-----------------------------------------------------------------------------------------

COMMON STOCKS -- 1.5%

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.5%

Sinclair Broadcast Group, Inc., Class A                          150,000  $     1,050,000
Telewest Global, Inc.(5)                                         557,586        6,858,308
-----------------------------------------------------------------------------------------
                                                                          $     7,908,308
-----------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 0.1%

R.H. Donelley Corp.(5)                                            40,000  $     2,170,000
-----------------------------------------------------------------------------------------
                                                                          $     2,170,000
-----------------------------------------------------------------------------------------

CHEMICALS -- 0.0%

Texas Petrochemicals, Inc.(5)(6)                                  24,115  $       249,590
-----------------------------------------------------------------------------------------
                                                                          $       249,590
-----------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.1%

Kerzner International Ltd.                                        50,000  $     2,536,000
Peninsula Gaming LLC, Convertible Preferred
Membership Interests(5)(7)                                         6,338           38,027
-----------------------------------------------------------------------------------------
                                                                          $     2,574,027
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.8%

Crown Castle International Corp.(5)                               33,156  $       507,618
NTL, Inc.(5)                                                     186,847       12,427,194
-----------------------------------------------------------------------------------------
                                                                          $    12,934,812
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $23,065,296)                                          $    25,836,737
-----------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.9%

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                           13,925  $     1,625,744
Williams Holdings of Delaware(4)                                  51,125        3,719,344
-----------------------------------------------------------------------------------------
                                                                          $     5,345,088
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.6%

Crown Castle International Corp., (PIK)                          191,935  $     9,164,896
-----------------------------------------------------------------------------------------
                                                                          $     9,164,896
-----------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $12,415,944)                                          $    14,509,984
-----------------------------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
EXERCISE EQUIPMENT -- 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(6)                              3,400  $             0
-----------------------------------------------------------------------------------------
                                                                          $             0
-----------------------------------------------------------------------------------------

MANUFACTURING -- 0.0%

Mueller Holdings, Inc., Exp. 4/15/14(4)(5)                         3,070  $       185,735
-----------------------------------------------------------------------------------------
                                                                          $       185,735
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Class A, Exp. 1/1/10(5)(6)                          3,182  $             0
-----------------------------------------------------------------------------------------
                                                                          $             0
-----------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Exp. 6/15/06(5)(7)                                 845  $             9
-----------------------------------------------------------------------------------------
                                                                          $             9
-----------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Exp. 11/1/06(4)(5)(6)                                3,900  $         9,048
-----------------------------------------------------------------------------------------
                                                                          $         9,048
-----------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Exp.1/15/07(5)(6)                        817  $         3,415
-----------------------------------------------------------------------------------------
                                                                          $         3,415
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

American Tower Corp., Exp. 8/1/08(4)(5)                            4,825  $     1,015,662
Ono Finance PLC, Exp. 3/16/11(4)(5)(6)                             2,520                0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                3,440                0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                1,200                0
-----------------------------------------------------------------------------------------
                                                                          $     1,015,662
-----------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $654,314)                                             $     1,213,869
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 6.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
Barton Capital Corp., 1.77%, 11/3/04                     $        33,000  $    32,996,755
CXC, Inc., 1.80%, 11/18/04                                        20,000       19,983,000
Household Finance, 1.76%, 11/2/04                                 40,000       39,998,044
Yorktown Capital, 1.80%, 11/5/04                                  18,995       18,991,201
-----------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $111,969,000)                                      $   111,969,000
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                           $        25,498  $    25,498,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $25,498,000)                                       $    25,498,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS-- 99.5%
   (IDENTIFIED COST $1,617,172,048)                                       $ 1,710,933,645
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.5%                                    $     8,497,788
-----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                      $ 1,719,431,433
-----------------------------------------------------------------------------------------

EUR - Euro

PIK - Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $20,000,000 as of October 31, 2004.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $508,002,950 or 29.5% of the Portfolio's net assets.

(5)  Non-income producing security.

(6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

                        See notes to financial statements

BOSTON INCOME PORTFOLIO as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $1,617,172,048)                      $  1,710,933,645
Cash                                                                                       66
Receivable for investments sold                                                    17,631,962
Interest and dividends receivable                                                  34,224,727
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $  1,762,790,400
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                            $     43,272,591
Payable for open forward foreign currency contracts                                     8,112
Payable to affiliate for Trustees' fees                                                 1,831
Accrued expenses                                                                       76,433
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $     43,358,967
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                    $  1,719,431,433
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                      $  1,625,666,409
Net unrealized appreciation (computed on the basis of identified cost)             93,765,024
---------------------------------------------------------------------------------------------
TOTAL                                                                        $  1,719,431,433
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                           PERIOD ENDED        YEAR ENDED
                                                                           OCTOBER 31, 2004(1) SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                   $     11,217,219    $      137,427,803
Dividends (net of foreign taxes of $0
   and $4,365, respectively)                                                         17,406             2,056,181
Other income                                                                        199,495             1,163,362
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $     11,434,120    $      140,647,346
-----------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $        880,439    $        9,824,594
Trustees' fees and expenses                                                           1,831                24,084
Legal and accounting services                                                        37,931                60,325
Custodian fee                                                                        29,292               371,585
Miscellaneous                                                                           247                38,874
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $        949,740    $       10,319,462
-----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                              $            381    $            1,382
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                   $            381    $            1,382
-----------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                               $        949,359    $       10,318,080
-----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $     10,484,761    $      130,329,266
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                                              $      4,051,963    $       19,923,832
   Foreign currency and forward foreign
      currency exchange contract transactions                                      (356,566)              100,283
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $      3,695,397    $       20,024,115
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)                                     $     17,799,967    $       38,521,407
   Foreign currency and forward foreign
      currency exchange contracts                                                   105,769               (46,971)
-----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                                          $     17,905,736    $       38,474,436
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $     21,601,133    $       58,498,551
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     32,085,894    $      188,827,817
-----------------------------------------------------------------------------------------------------------------

(1)  For the one month ended October 31, 2004.

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                   OCTOBER 31, 2004(1)  SEPTEMBER 30, 2004  SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                              $     10,484,761  $      130,329,266    $    101,071,832
   Net realized gain from investments, foreign currency and
     forward foreign currency exchange contract transactions                 3,695,397          20,024,115          19,687,824
   Net change in unrealized appreciation (depreciation) from
     investments, foreign currency and forward foreign
     currency exchange contracts                                            17,905,736          38,474,436         132,228,527
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $     32,085,894  $      188,827,817    $    252,988,183
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                      $     48,178,058  $      651,850,288    $    736,904,337
   Withdrawals                                                             (30,086,451)       (539,410,862)       (418,618,018)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  $     18,091,607  $      112,439,426    $    318,286,319
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                            $     50,177,501  $      301,267,243    $    571,274,502
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                $  1,669,253,932  $    1,367,986,689    $    796,712,187
------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                      $  1,719,431,433  $    1,669,253,932    $  1,367,986,689
------------------------------------------------------------------------------------------------------------------------------

(1)  For the one month ended October 31, 2004.

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                        YEAR ENDED SEPTEMBER 30,
                                                       PERIOD ENDED        --------------------------------------------------
                                                       OCTOBER 31, 2004(1)     2004        2003        2002(2)       2001(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.66%(4)         0.66%        0.66%        0.68%        0.69%(4)
   Expenses after custodian fee reduction                        0.66%(4)         0.66%        0.66%        0.68%        0.69%(4)
   Net investment income                                         7.29%(4)         8.29%        9.51%        9.91%       10.38%(4)
Portfolio Turnover                                                  5%              79%         116%          91%          16%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                                  1.82%           13.28%       26.96%        2.09%          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $ 1,719,431      $ 1,669,254  $ 1,367,987   $  796,712    $ 752,620
-----------------------------------------------------------------------------------------------------------------------------

(1) For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3) For the period from the start of business, July 23, 2001, to September 30, 2001.

(4)  Annualized.

(5) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

BOSTON INCOME PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the period from October 1, 2004 to October 31, 2004 and the year ended September 30, 2004, the Portfolio's custodian fee was reduced by $381 and $1,382, respectively, as a result of this arrangement.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the period from October 1, 2004 to October 31, 2004 and the year ended Septmeber 30, 2004, the advisory fee amounted to $880,439 and $9,824,594, respectively. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from October 1, 2004 to October 31, 2004 and the year ended September 30, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $133,962,854 and $76,732,769, respectively, for the period from October 1, 2004 to October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                        $  1,620,865,167
------------------------------------------------------
Gross unrealized appreciation         $    115,548,974
Gross unrealized depreciation              (25,480,496)
------------------------------------------------------

NET UNREALIZED APPRECIATION           $     90,068,478
------------------------------------------------------

The net unrealized appreciation on foreign currency is $11,539.

5  FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2004 is as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALES

                                       IN EXCHANGE FOR          NET UNREALIZED
SETTLEMENT DATE(S)     DELIVER         (IN U.S. DOLLARS)        DEPRECIATION
------------------------------------------------------------------------------
11/29/04               Euro
                       8,611,603          $   10,945,347            $   (8,112)
------------------------------------------------------------------------------
                                          $   10,945,347            $   (8,112)
------------------------------------------------------------------------------

At October 31, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from October 1, 2004 to October 31, 2004 or the year ended September 30, 2004.

7  RESTRICTED SECURITIES

At October 31, 2004, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                              DATE OF
DESCRIPTION                   ACQUISITION     SHARES     COST    FAIR VALUE
---------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS

Peninsula Gaming LLC,
  Convertible Preferred
  Membership Interests            7/08/99        6,338    $ 0     $  38,027

New World Coffee,
  Exp. 6/15/06                    1/06/03 -
                                  5/13/03          845      0             9
---------------------------------------------------------------------------
                                                          $ 0     $  38,036
---------------------------------------------------------------------------

8  FISCAL YEAR END CHANGE

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

BOSTON INCOME PORTFOLIO as of October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF BOSTON INCOME PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at October 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 30, 2004

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the federal tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

EATON VANCE INCOME FUND OF BOSTON
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) and the Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                      POSITION(S)        TERM OF                                      NUMBER OF PORTFOLIOS
                        WITH THE        OFFICE AND                                      IN FUND COMPLEX
      NAME AND         TRUST AND        LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH     THE PORTFOLIO       SERVICE            DURING PAST FIVE YEARS        TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes         Trustee      Trustee of the        Chairman, President and           192                Director of EVC
11/9/41                             Trust since 1998;      Chief Executive Officer
                                    of the Portfolio       of BMR, EVC, EVM and EV;
                                       since 2001          Director of EV; Vice
                                                           President and Director of
                                                           EVD. Trustee and/or
                                                           officer of 192 registered
                                                           investment companies in
                                                           the Eaton Vance Fund
                                                           Complex. Mr. Hawkes is an
                                                           interested person because
                                                           of his positions with
                                                           BMR, EVM, EVC and EV,
                                                           which are affiliates of
                                                           the Fund and the
                                                           Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Trustee      Trustee of the        Jacob H. Schiff Professor         192             Director of Tiffany &
2/23/35                             Trust since 1989;      of Investment Banking                            Co. (specialty retailer)
                                    of the Portfolio       Emeritus, Harvard                                    and Telect, Inc.
                                       since 2001          University Graduate                                (telecommunication
                                                           School of Business                                   services company)
                                                           Administration.

William H. Park         Trustee        Since 2003          President and Chief               192                     None
9/19/47                                                    Executive Officer, Prizm
                                                           Capital Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice President
                                                           and Chief Financial
                                                           Officer, United Asset
                                                           Management Corporation (a
                                                           holding company owning
                                                           institutional investment
                                                           management firms)
                                                           (1982-2001).

Ronald A. Pearlman      Trustee        Since 2003          Professor of Law,                 192                     None
7/10/40                                                    Georgetown University Law
                                                           Center (since 1999). Tax
                                                           Partner, Covington &
                                                           Burling, Washington, DC
                                                           (1991-2000).

Norton H. Reamer        Trustee       Trustee of the       President, Chief                  192                     None
9/21/35                              Trust since 1989;     Executive Officer and a
                                     of the Portfolio      Director of Asset
                                        since 2001         Management Finance Corp.
                                                           (a specialty finance
                                                           company serving the
                                                           investment management
                                                           industry) (since October
                                                           2003). President, Unicorn
                                                           Corporation (an
                                                           investment and financial
                                                           advisory services
                                                           company) (since September
                                                           2000). Formerly,
                                                           Chairman, Hellman, Jordan
                                                           Management Co., Inc. (an
                                                           investment management
                                                           company) (2000-2003).
                                                           Formerly, Advisory
                                                           Director of Berkshire
                                                           Capital Corporation
                                                           (investment banking firm)
                                                           (2002-2003). Formerly
                                                           Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional investment
                                                           management firms) and
                                                           Chairman, President and
                                                           Director, UAM Funds
                                                           (mutual funds)
                                                           (1980-2000).

Lynn A. Stout           Trustee        Since 2001          Professor of Law,                 192                     None
9/14/57                                                    University of California
                                                           at Los Angeles School of
                                                           Law (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                 TERM OF
                              WITH THE                 OFFICE AND
      NAME AND              TRUST AND THE               LENGTH OF                           PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH             PORTFOLIO                  SERVICE                            DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Michael W. Weilheimer        President                 Since 2002(2)            Vice President of EVM and BMR. Officer of 10
2/11/61                                                                         registered investment companies managed by EVM or
                                                                                BMR.

Thomas P. Huggins          Vice President        Vice President of the Trust    Vice President of EVM and BMR. Officer of 7
3/7/66                                          since 2000; of the Portfolio    registered investment companies managed by EVM or
                                                       since 2001               BMR.

Cliff Quisenberry, Jr.     Vice President               Since 2003              Vice President and Global Portfolio Manager of
1/1/65                     of the Trust                                         Parametric Portfolio Associates ("Parametric").
                                                                                Officer of 2 registered investment companies
                                                                                managed by EVM or BMR.

Alan R. Dynner                Secretary         Secretary of the Trust since    Vice President, Secretary and Chief Legal Officer
10/10/40                                        1997; of the Portfolio since    of BMR, EVM, EVD, EV and EVC. Officer of 192
                                                           2001                 registered investment companies managed by EVM or
                                                                                BMR

Barbara E. Campbell       Treasurer of the             Since 2002(2)            Vice President of EVM and BMR. Officer of 192
6/19/57                      Portfolio                                          registered investment companies managed by EVM or
                                                                                BMR.

Bryan J. Doddy            Treasurer of the              Since 2003              Vice President of EVM and BMR. Previously, Vice
3/7/59                         Trust                                            President and Tax Director at PFPC Inc.
                                                                                (2000-2003) and Director of Taxation for John
                                                                                Hancock Advisers, Inc. (1997-2000). Officer of 5
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Paul M. O'Neil            Chief Compliance              Since 2004              Vice President of EVM and BMR. Officer of 192
7/11/53                       Officer                                           registered investment companies managed by EVM or
                                                                                BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996 and of the Portfolio since 2001 and Ms. Campbell served as Assistant Treasurer of the Trust since 1994 and of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                  INVESTMENT ADVISER OF BOSTON INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                        EATON VANCE INCOME FUND OF BOSTON
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

443-12/04                                                                  IBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Eaton Vance Income Fund of Boston (the "Fund") is a series of Eaton Vance Series Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 2 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following tables present the aggregate fees billed to the Fund for the fiscal periods ended September 30, 2003, September 30, 2004 and October 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods. On October 18, 2004, the registrant changed its fiscal year end from September 30 to October 31.

Eaton Vance Income Fund of Boston

FISCAL PERIODS ENDED                         9/30/03     9/30/04    10/31/04
----------------------------------------------------------------------------
Audit Fees                                 $  21,100   $  21,650   $  21,650

Audit-Related Fees(1)                      $       0   $       0   $       0

Tax Fees(2)                                $   9,450   $  13,525   $  13,525

All Other Fees(3)                          $       0   $       0   $       0
                                           ---------------------------------

Total                                      $  30,550   $  35,175   $  35,175
                                           =================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have and have ad differing fiscal year ends (June 30, September 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the Series's principal accountant for at least the last two fiscal years of each Series.

FISCAL YEARS ENDED                           9/30/03     6/30/04     9/30/04    10/31/04
AUDIT FEE                                  $  20,950   $  40,375   $  21,650   $  21,650

AUDIT RELATED FEES(1)                      $       0   $       0   $       0   $       0

TAX FEES(2)                                $   9,450   $  12,500   $  13,525   $  13,525

ALL OTHER FEES(3)                          $       0   $       0   $       0   $       0

TOTAL                                      $  30,400   $  52,875   $  35,175   $  35,175

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's principal accountant for the at least the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PWC for at least the last two fiscal years of each Series.

FISCAL YEARS
ENDED                                       9/30/03     6/30/04     9/30/04     10/31/04
----------------------------------------------------------------------------------------
REGISTRANT(1)                              $   9,450   $  12,500   $  13,525   $  13,525

EATON VANCE(2)                             $       0   $   4,490   $  84,490   $  84,490

(1)  Includes all of the Series in the Trust.

(2) The Fund is a feeder fund in a master-feeder structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series or the Fund's master fund.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SERIES TRUST II


By:       /s/ Michael W. Weilheimer
         -----------------------------------------
         Michael W. Weilheimer
         President


Date:    December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Bryan J. Doddy
         -----------------------------------------
         Bryan J. Doddy
         Treasurer


Date:    December 21, 2004


By:       /s/ Michael W. Weilheimer
         -----------------------------------------
         Michael W. Weilheimer
         President


Date:    December 21, 2004